American Century Investments®
Quarterly Portfolio Holdings
Ginnie Mae Fund
June 30, 2022

Ginnie Mae - Schedule of Investments
JUNE 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 101.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.6%
GNMA, VRN, 1.75%, (1-year H15T1Y plus 1.50%), 10/20/27 to 10/20/35	1,806,100	1,792,161
GNMA, VRN, 2.63%, (1-year H15T1Y plus 1.50%), 2/20/34	2,231,105	2,243,036
GNMA, VRN, 1.625%, (1-year H15T1Y plus 1.50%), 8/20/36 to 8/20/47	4,360,874	4,331,908
GNMA, VRN, 1.875%, (1-year H15T1Y plus 1.50%), 4/20/38	2,131,890	2,144,901
GNMA, VRN, 2.50%, (1-year H15T1Y plus 1.50%), 3/20/48	1,853,629	1,863,479
GNMA, VRN, 3.50%, (1-year H15T1Y plus 1.50%), 8/20/49	1,910,102	1,893,717
		14,269,202
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 98.8%
GNMA, 3.50%, TBA	25,920,000	25,191,000
GNMA, 4.00%, TBA	28,125,000	28,010,193
GNMA, 4.50%, TBA	20,140,000	20,442,100
GNMA, 5.00%, TBA	5,500,000	5,616,016
GNMA, 9.00%, 7/15/22 to 12/15/24	1,187	1,190
GNMA, 8.00%, 8/15/22 to 7/20/30	114,152	115,944
GNMA, 8.50%, 10/15/22 to 12/15/30	46,711	50,793
GNMA, 7.25%, 6/15/23	3,638	3,646
GNMA, 6.50%, 9/20/23 to 11/15/38	1,171,703	1,267,538
GNMA, 7.50%, 12/20/23 to 2/20/31	55,403	60,312
GNMA, 9.50%, 12/20/24 to 7/20/25	14,206	14,297
GNMA, 9.25%, 3/15/25	14,586	14,630
GNMA, 7.00%, 12/20/25 to 12/20/29	221,839	238,036
GNMA, 6.00%, 2/20/26 to 2/20/39	8,834,508	9,632,218
GNMA, 8.75%, 7/15/27	20,392	20,450
GNMA, 5.50%, 4/15/33 to 8/15/39	10,628,209	11,512,905
GNMA, 5.00%, 6/15/33 to 5/20/41	17,408,883	18,448,241
GNMA, 4.50%, 7/15/33 to 3/20/42	17,531,409	18,291,075
GNMA, 4.00%, 12/20/39 to 5/20/52	48,102,281	48,584,578
GNMA, 3.50%, 12/20/41 to 10/20/50	78,776,107	77,890,070
GNMA, 3.00%, 2/20/43 to 2/20/52	127,574,274	120,696,701
GNMA, 2.50%, 7/20/46 to 9/20/51	108,152,195	98,657,771
GNMA, 2.00%, 4/20/51 to 10/20/51	63,902,816	56,357,530
		541,117,234
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $591,134,858)		555,386,436
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.8%
U.S. Government Agency Collateralized Mortgage Obligations — 7.8%
GNMA, Series 2002-13, Class FA, VRN, 2.01%, (1-month LIBOR plus 0.50%), 2/16/32	160,077	160,094
GNMA, Series 2003-110, Class F, VRN, 2.00%, (1-month LIBOR plus 0.40%), 10/20/33	626,163	626,979
GNMA, Series 2003-66, Class HF, VRN, 2.05%, (1-month LIBOR plus 0.45%), 8/20/33	331,094	332,050
GNMA, Series 2004-76, Class F, VRN, 2.00%, (1-month LIBOR plus 0.40%), 9/20/34	593,471	594,520
GNMA, Series 2005-13, Class FA, VRN, 1.80%, (1-month LIBOR plus 0.20%), 2/20/35	1,236,973	1,229,004
GNMA, Series 2007-5, Class FA, VRN, 1.74%, (1-month LIBOR plus 0.14%), 2/20/37	1,281,136	1,277,669
GNMA, Series 2007-58, Class FC, VRN, 2.10%, (1-month LIBOR plus 0.50%), 10/20/37	749,013	751,928
GNMA, Series 2007-74, Class FL, VRN, 1.97%, (1-month LIBOR plus 0.46%), 11/16/37	2,190,040	2,192,282
GNMA, Series 2008-18, Class FH, VRN, 2.20%, (1-month LIBOR plus 0.60%), 2/20/38	1,114,459	1,114,670
GNMA, Series 2008-2, Class LF, VRN, 2.06%, (1-month LIBOR plus 0.46%), 1/20/38	923,477	924,171
GNMA, Series 2008-27, Class FB, VRN, 2.15%, (1-month LIBOR plus 0.55%), 3/20/38	1,745,779	1,754,945
GNMA, Series 2008-61, Class KF, VRN, 2.27%, (1-month LIBOR plus 0.67%), 7/20/38	861,046	867,155

GNMA, Series 2008-73, Class FK, VRN, 2.36%, (1-month LIBOR plus 0.76%), 8/20/38	1,200,966	1,209,509
GNMA, Series 2008-75, Class F, VRN, 2.125%, (1-month LIBOR plus 0.53%), 8/20/38	1,516,396	1,519,126
GNMA, Series 2008-88, Class UF, VRN, 2.60%, (1-month LIBOR plus 1.00%), 10/20/38	777,255	781,951
GNMA, Series 2009-127, Class FA, VRN, 2.15%, (1-month LIBOR plus 0.55%), 9/20/38	1,160,657	1,166,929
GNMA, Series 2009-76, Class FB, VRN, 2.11%, (1-month LIBOR plus 0.60%), 6/16/39	88,718	88,781
GNMA, Series 2009-92, Class FJ, VRN, 2.19%, (1-month LIBOR plus 0.68%), 10/16/39	466,006	470,305
GNMA, Series 2010-101, Class FH, VRN, 1.86%, (1-month LIBOR plus 0.35%), 8/16/40	2,764,352	2,749,979
GNMA, Series 2010-25, Class FB, VRN, 2.06%, (1-month LIBOR plus 0.55%), 2/16/40	2,776,574	2,788,442
GNMA, Series 2012-38, Class FA, VRN, 2.00%, (1-month LIBOR plus 0.40%), 3/20/42	1,927,665	1,917,726
GNMA, Series 2012-97, Class CF, VRN, 1.96%, (1-month LIBOR plus 0.45%), 8/16/42	1,837,589	1,835,150
GNMA, Series 2015-111, Class FK, VRN, 1.26%, (1-month LIBOR plus 0.20%), 8/20/45	2,441,493	2,416,980
GNMA, Series 2016-68, Class MF, VRN, 1.36%, (1-month LIBOR plus 0.30%), 5/20/46	1,229,327	1,220,871
GNMA, Series 2019-110, Class F, VRN, 2.05%, (1-month LIBOR plus 0.45%), 9/20/49	7,839,739	7,806,600
GNMA, Series 2021-151, Class AB SEQ, 1.75%, 2/16/62	3,095,675	2,752,266
GNMA, Series 2021-164, Class AH SEQ, 1.50%, 10/16/63	2,745,605	2,339,118
		42,889,200
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $43,783,729)		42,889,200
SHORT-TERM INVESTMENTS — 10.6%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	65,478	65,478
Repurchase Agreements — 10.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $8,479,825), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $8,281,304)		8,280,975
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 3/31/28, valued at $50,789,882), at 1.44%, dated 6/30/22, due 7/1/22 (Delivery value $49,795,992)		49,794,000
		58,074,975
TOTAL SHORT-TERM INVESTMENTS (Cost $58,140,453)		58,140,453
TOTAL INVESTMENT SECURITIES — 119.8% (Cost $693,059,040)		656,416,089
OTHER ASSETS AND LIABILITIES — (19.8)%		(108,531,312)
TOTAL NET ASSETS — 100.0%		$547,884,777

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	65	September 2022	$7,704,531	$(8,252)
U.S. Treasury 10-Year Ultra Notes	18	September 2022	2,292,750	(42,721)
U.S. Treasury Long Bonds	40	September 2022	5,545,000	(106,953)
U.S. Treasury Ultra Bonds	16	September 2022	2,469,500	(76,531)
			$18,011,781	$(234,457)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	555,386,436	—
U.S. Government Agency Collateralized Mortgage Obligations	—	42,889,200	—
Short-Term Investments	65,478	58,074,975	—
	65,478	656,350,611	—
Liabilities
Other Financial Instruments
Futures Contracts	234,457	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.